Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,600	$ 4,002	$ 9,476	$ 8,287
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	49	78	98	155
Past service costs		(1)		(1)
Net interest expense (income)	(40)	(21)	(81)	(42)
Administrative expense	3	4	6	7
Defined benefit pension expense	12	60	23	119
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	76	56	161	130
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	88	116	184	249
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	7	16	17
Past service costs				2
Net interest expense (income)	20	15	39	31
Remeasurements of other long-term benefits	1	(14)	3	(13)
Defined benefit pension expense	29	8	58	37
Total pension and other post-employment benefit expense	$ 29	$ 8	$ 58	$ 37